THE ALGER FUNDS

Alger Mid Cap Growth Fund
Alger Health Sciences Fund

Supplement dated October 10, 2013 to the
Prospectus dated March 1, 2013, As Revised May 31, 2013,
As Supplemented to Date

The following replaces the entry under the heading "Management" of Alger Mid Cap Growth Fund on page 17 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010	Brian Schulz, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Alex Goldman Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013
Michael Melnyk, CFA Senior Vice President, Senior Analyst and Co-Portfolio Manager Since February 2013	Michael Young Senior Vice President, Senior Analyst and Co-Portfolio Manager Since November 2010

The following replaces the entry under the heading "Management" of Alger Health Sciences Fund on page 38 of the Prospectus:

Investment Manager:

Fred Alger Management, Inc.

Portfolio Manager:

Dan C. Chung, CFA
Chief Executive Officer,
Chief Investment Officer and
Portfolio Manager
Since October 2005

The following replaces the entry for Alger Mid Cap Growth Fund and Alger Health Sciences Fund in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 59 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Fund	Co-Portfolio Managers: Ankur Crawford, Ph.D. Alex Goldman Michael Melnyk, CFA Brian Schulz, CFA Christopher R. Walsh, CFA Michael Young	November 2010 February 2013 February 2013 February 2013 February 2013 November 2010
Alger Health Sciences Fund	Dan C. Chung, CFA	October 2005

In addition, the description regarding Maria Liotta is deleted from the descriptions of portfolio managers on page 60 of the Prospectus. Ms. Liotta is no longer employed by Fred Alger Management, Inc.

S-MPAD 101013

THE ALGER FUNDS

Alger Mid Cap Growth Fund
Alger Health Sciences Fund

Supplement dated October 10, 2013 to the
Statement of Additional Information dated March 1, 2013,
As Revised May 31, 2013,
As Supplemented to Date

The line item regarding accounts managed by Maria Liotta is deleted from the chart under the heading "Other Accounts Managed by Portfolio Managers" on page 37 of the Statement of Additional Information. In addition, the line item regarding Maria Liotta's beneficial interest is deleted from the chart under the heading "Securities owned by the Portfolio Managers" on page 38 of the Statement of Additional Information.

S-TAFSAI 101013